Lease (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block [Abstract]
Schedule of Supplemental balance sheet information related to operating leases
December 31, 2020
Right-of-use assets	$376,502

Operating lease liabilities - current	$125,885
Operating lease liabilities - non-current	241,606
Total operating lease liabilities	$367,491

Schedule of weighted average remaining lease terms and discount rates
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.91
Weighted average discount rate	7.42%

Schedule of maturities of lease liabilities
2021	$143,251
2022	138,983
2023	114,331
Total lease payments	-
Less: imputed interest	29,074
Present value of lease liabilities	$367,491